Property,Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of assets held under finance leases	¥ 343	¥ 789
Interest expense	534	670	¥ 769
Disposal of property, plant and equipment	5,253	5,519	3,556
Sales consideration	1,105	2,030	3,201
Gain (loss) on disposal of property, plant and equipment	¥ (4,148)	¥ (3,489)	¥ (355)
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized borrowing rate	3.16%	3.21%	3.33%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized borrowing rate	3.61%	3.88%	3.79%